Inventories	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 4. Inventories

As of December 31, 2016 and 2015 and June 30, 2017, inventories consisted of the following:

	December 31,		June 30,
	2015	2016	2017
			(Unaudited)
Satellite equipment for sale under construction	$99,971	$197,645	$197,645
Parts	11,029	11,029	15,959
Supplies	-	6,437	723
	111,000	215,111	214,327
Allowance for inventory loss	-	(5,382)	(4,590)
Net	$111,000	$209,729	$209,737